Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,003)	(15,875)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11)	(29)	(66)
Increase/(decrease)	(11)	6	7
Increase/(decrease) due to equity method investments	4	13	30
Reclassification adjustments, included in net income	(13)	(1)	0
Total increase/(decrease)	(20)	18	37
Balance	(31)	(11)	(29)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(13,674)	(12,767)	(11,778)
Increase/(decrease)	2,196	(991)	(1,040)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	0	84	51
Total increase/(decrease)	2,196	(907)	(989)
Balance	(11,478)	(13,674)	(12,767)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	52	84	99
Increase/(decrease)	25	(27)	227
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(13)	(5)	(242)
Total increase/(decrease)	12	(32)	(15)
Balance	64	52	84
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(2,757)	(3,801)	(3,751)
Increase/(decrease)	(1,440)	750	(291)
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	187	294	241
Total increase/(decrease)	(1,253)	1,044	(50)
Balance	(4,010)	(2,757)	(3,801)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	515	610	362
Increase/(decrease)	20	0	319
Increase/(decrease) due to equity method investments	0	0	0
Reclassification adjustments, included in net income	(83)	(95)	(71)
Total increase/(decrease)	(63)	(95)	248
Balance	452	515	610
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,875)	(15,903)	(15,134)
Increase/(decrease)	790	(262)	(778)
Increase/(decrease) due to equity method investments	4	13	30
Reclassification adjustments, included in net income	78	277	(21)
Total increase/(decrease)	872	28	(769)
Balance	(15,003)	(15,875)	(15,903)
Bank
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(12,224)	(14,405)
Bank | Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	9	7	0
Increase/(decrease)	(11)	6	7
Reclassification adjustments, included in net income	(16)	(4)	0
Total increase/(decrease)	(27)	2	7
Balance	(18)	9	7
Bank | Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(13,738)	(11,540)	(10,526)
Increase/(decrease)	2,115	(2,281)	(1,058)
Reclassification adjustments, included in net income	0	83	44
Total increase/(decrease)	2,115	(2,198)	(1,014)
Balance	(11,623)	(13,738)	(11,540)
Bank | Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	35	53	96
Increase/(decrease)	21	(13)	199
Reclassification adjustments, included in net income	0	(5)	(242)
Total increase/(decrease)	21	(18)	(43)
Balance	56	35	53
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(714)	(670)	(729)
Increase/(decrease)	14	(102)	3
Reclassification adjustments, included in net income	44	58	56
Total increase/(decrease)	58	(44)	59
Balance	(656)	(714)	(670)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	3	3	4
Increase/(decrease)	20	0	0
Reclassification adjustments, included in net income	(6)	0	(1)
Total increase/(decrease)	14	0	(1)
Balance	17	3	3
Bank | Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(14,405)	(12,147)	(11,155)
Increase/(decrease)	2,159	(2,390)	(849)
Reclassification adjustments, included in net income	22	132	(143)
Total increase/(decrease)	2,181	(2,258)	(992)
Balance	(12,224)	(14,405)	(12,147)